TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective tax rate			23.00%	23.00%	23.00%
Effective income tax rate reconciliation, at federal statutory income tax rate			21.00%	21.00%	21.00%
Total Carry-forward operating tax losses			$ 55,600
Capital loss tax credit carryforward amount			8,800,000
Valuation allowance			$ 1,571	$ 7,682
Reduction in corporate flat tax rate			16.00%
Income tax benefit			$ (4,875)	$ 0	$ 0
Investment law benefits period			10 years
Percentage of withholding tax rate			20.00%
Effective tax rate applicable to preferred enterprises	9.00%	7.50%	12.00%
Percentage of tax rate applicable to preferred enterprises located in other areas	16.00%		9.00%
Minimum [Member]
Reduction in corporate flat tax rate			5.00%
Maximum [Member]
Reduction in corporate flat tax rate			8.00%